Discontinued Operations - Supplemental Disclosure of Discontinued Operation (Detail) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
(Loss) income from discontinued operations, net of income taxes	$ (14.8)	$ (2.4)	$ (6.0)	$ 12.5	$ 3.7
LifeWorks [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net revenues	28.3	59.9	79.9	80.8	82.3
Income (loss) from operations before income taxes	(0.9)	1.9	(0.4)	7.1	23.8
Income tax benefit (expense)	(13.9)	(3.9)	(4.9)	(11.1)	(4.3)
(Loss) income from discontinued operations, net of income taxes	(14.8)	(2.0)	(5.3)	(4.0)	19.5
Depreciation and amortization	$ 1.4	3.0	4.1	4.1	3.8
Capital expenditures		0.2	0.2	0.3	0.4
UK Business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net revenues				37.0	79.2
Income (loss) from operations before income taxes				0.5	2.3
(Loss) gain on sale of businesses		(0.7)	(1.0)	5.9
Income tax benefit (expense)				0.2	(1.4)
(Loss) income from discontinued operations, net of income taxes		(0.7)	(1.0)	6.6	0.9
Depreciation and amortization				1.3	3.3
Capital expenditures				0.7	2.4
Divested Benefits Continuation Businesses [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net revenues				4.8	40.0
Income (loss) from operations before income taxes				(0.8)	12.2
(Loss) gain on sale of businesses		0.5	0.5	21.0	(28.9)
Income tax benefit (expense)		(0.2)	(0.2)	(10.3)
(Loss) income from discontinued operations, net of income taxes		$ 0.3	$ 0.3	$ 9.9	(16.7)
Depreciation and amortization					0.4
Capital expenditures					$ 0.5